LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–79.70%
Aerospace & Defense–1.65%
†Boeing Co.	1,384	$265,285
General Dynamics Corp.	1,375	303,834
L3Harris Technologies, Inc.	1,728	300,879
Lockheed Martin Corp.	697	285,045
Northrop Grumman Corp.	4,568	2,010,788
RTX Corp.	28,866	2,077,486
Textron, Inc.	16,737	1,307,829
†TransDigm Group, Inc.	360	303,527
		6,854,673
Air Freight & Logistics–0.85%
Expeditors International of Washington, Inc.	2,667	305,718
FedEx Corp.	5,882	1,558,259
United Parcel Service, Inc. Class B	10,827	1,687,605
		3,551,582
Automobile Components–0.16%
†Aptiv PLC	3,223	317,755
Lear Corp.	2,748	368,782
		686,537
Automobiles–0.56%
Ford Motor Co.	25,771	320,076
General Motors Co.	50,149	1,653,413
†Tesla, Inc.	1,437	359,566
		2,333,055
Banks–4.55%
Bank of America Corp.	103,916	2,845,220
Citigroup, Inc.	7,423	305,308
Citizens Financial Group, Inc.	27,438	735,338
Fifth Third Bancorp	38,829	983,539
JPMorgan Chase & Co.	17,593	2,551,337
M&T Bank Corp.	11,241	1,421,425
†NU Holdings Ltd. Class A	43,499	315,368
PNC Financial Services Group, Inc.	25,623	3,145,736
Regions Financial Corp.	16,051	276,077
Truist Financial Corp.	10,722	306,756
U.S. Bancorp	8,513	281,440
Wells Fargo & Co.	140,155	5,726,733
		18,894,277
Beverages–1.37%
Brown-Forman Corp. Class B	4,622	266,643
Coca-Cola Co.	32,825	1,837,543
Constellation Brands, Inc. Class A	6,223	1,564,027
Diageo PLC	30,514	1,129,562
Keurig Dr Pepper, Inc.	9,293	293,380
†Monster Beverage Corp.	5,468	289,531
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
PepsiCo, Inc.	1,760	$298,214
		5,678,900
Biotechnology–0.82%
AbbVie, Inc.	2,058	306,765
Amgen, Inc.	1,180	317,137
†Biogen, Inc.	1,182	303,786
†BioMarin Pharmaceutical, Inc.	3,466	306,671
†BioNTech SE ADR	2,842	308,755
Gilead Sciences, Inc.	4,068	304,856
†Incyte Corp.	4,897	282,900
†Moderna, Inc.	3,086	318,753
†Regeneron Pharmaceuticals, Inc.	380	312,725
†Seagen, Inc.	1,605	340,501
†Vertex Pharmaceuticals, Inc.	896	311,575
		3,414,424
Broadline Retail–0.72%
†Amazon.com, Inc.	16,055	2,040,912
†Coupang, Inc.	17,453	296,701
eBay, Inc.	7,182	316,654
†MercadoLibre, Inc.	261	330,917
		2,985,184
Building Products–1.00%
Carrier Global Corp.	5,782	319,167
Johnson Controls International PLC	40,266	2,142,554
Trane Technologies PLC	8,429	1,710,328
		4,172,049
Capital Markets–4.21%
Ameriprise Financial, Inc.	929	306,273
Bank of New York Mellon Corp.	7,125	303,881
BlackRock, Inc.	2,628	1,698,976
Blackstone, Inc.	3,135	335,884
Charles Schwab Corp.	56,467	3,100,038
CME Group, Inc.	11,312	2,264,889
Goldman Sachs Group, Inc.	6,076	1,966,011
Intercontinental Exchange, Inc.	2,757	303,325
KKR & Co., Inc.	30,125	1,855,700
Moody's Corp.	959	303,207
Morgan Stanley	3,639	297,197
MSCI, Inc.	594	304,770
Nasdaq, Inc.	6,055	294,212
Northern Trust Corp.	4,087	283,965
S&P Global, Inc.	5,058	1,848,244
State Street Corp.	25,367	1,698,574
T Rowe Price Group, Inc.	2,914	305,591
		17,470,737
LVIP Invesco Select Equity Income Managed Volatility Fund–1

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–2.05%
Air Products & Chemicals, Inc.	1,099	$311,457
Albemarle Corp.	1,710	290,768
Corteva, Inc.	20,926	1,070,574
Dow, Inc.	5,806	299,357
DuPont de Nemours, Inc.	44,059	3,286,361
Ecolab, Inc.	1,749	296,281
International Flavors & Fragrances, Inc.	4,855	330,965
Linde PLC	836	311,285
LyondellBasell Industries NV Class A	3,220	304,934
PPG Industries, Inc.	13,193	1,712,451
Sherwin-Williams Co.	1,161	296,113
		8,510,546
Commercial Services & Supplies–0.36%
Cintas Corp.	636	305,922
†Copart, Inc.	7,108	306,284
Republic Services, Inc.	2,110	300,696
Waste Connections, Inc.	2,239	300,698
Waste Management, Inc.	1,942	296,038
		1,509,638
Communications Equipment–0.69%
†Arista Networks, Inc.	1,737	319,486
Cisco Systems, Inc.	41,975	2,256,576
Motorola Solutions, Inc.	1,129	307,359
		2,883,421
Construction Materials–0.44%
CRH PLC	22,891	1,252,824
Martin Marietta Materials, Inc.	727	298,419
Vulcan Materials Co.	1,481	299,192
		1,850,435
Consumer Finance–0.74%
American Express Co.	16,712	2,493,263
Capital One Financial Corp.	2,986	289,791
Discover Financial Services	3,360	291,077
		3,074,131
Consumer Staples Distribution & Retail–2.37%
Costco Wholesale Corp.	567	320,332
Dollar General Corp.	1,924	203,559
†Dollar Tree, Inc.	2,196	233,764
Kroger Co.	6,593	295,037
Sysco Corp.	37,018	2,445,039
Target Corp.	12,963	1,433,319
†U.S. Foods Holding Corp.	22,507	893,528
Walgreens Boots Alliance, Inc.	11,817	262,810
Walmart, Inc.	23,518	3,761,234
		9,848,622
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–0.14%
Amcor PLC	32,772	$300,191
Ball Corp.	5,747	286,086
		586,277
Distributors–0.33%
Genuine Parts Co.	9,408	1,358,327
		1,358,327
Diversified Telecommunication Services–0.45%
AT&T, Inc.	22,015	330,665
Deutsche Telekom AG	58,539	1,229,638
Verizon Communications, Inc.	9,302	301,478
		1,861,781
Electric Utilities–2.35%
American Electric Power Co., Inc.	34,248	2,576,135
Avangrid, Inc.	9,099	274,517
Constellation Energy Corp.	2,948	321,568
Duke Energy Corp.	3,389	299,113
Edison International	4,543	287,526
Entergy Corp.	21,313	1,971,452
Eversource Energy	4,865	282,900
Exelon Corp.	31,814	1,202,251
FirstEnergy Corp.	31,825	1,087,778
NextEra Energy, Inc.	4,555	260,956
†PG&E Corp.	18,485	298,163
PPL Corp.	12,396	292,050
Southern Co.	4,558	294,994
Xcel Energy, Inc.	5,312	303,953
		9,753,356
Electrical Equipment–0.94%
ABB Ltd.	33,730	1,208,657
AMETEK, Inc.	2,000	295,520
Eaton Corp. PLC	1,461	311,602
Emerson Electric Co.	13,369	1,291,045
Hubbell, Inc.	1,644	515,246
Rockwell Automation, Inc.	1,059	302,736
		3,924,806
Electronic Equipment, Instruments & Components–1.04%
Amphenol Corp. Class A	3,680	309,083
CDW Corp.	1,544	311,518
Corning, Inc.	9,740	296,778
†Keysight Technologies, Inc.	2,386	315,692
TE Connectivity Ltd.	22,959	2,836,125
†Zebra Technologies Corp. Class A	1,153	272,719
		4,341,915
Energy Equipment & Services–0.23%
Baker Hughes Co.	8,757	309,297
Halliburton Co.	7,845	317,723
LVIP Invesco Select Equity Income Managed Volatility Fund–2

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Schlumberger NV	5,326	$310,506
		937,526
Entertainment–1.04%
Activision Blizzard, Inc.	3,417	319,934
Electronic Arts, Inc.	11,402	1,372,801
†Liberty Media Corp.-Liberty Formula One Class C	4,724	294,305
†Netflix, Inc.	775	292,640
†ROBLOX Corp. Class A	11,400	330,144
†Walt Disney Co.	17,783	1,441,312
†Warner Bros Discovery, Inc.	24,541	266,515
		4,317,651
Financial Services–1.66%
Apollo Global Management, Inc.	3,813	342,255
†Berkshire Hathaway, Inc. Class B	876	306,863
†Block, Inc.	5,514	244,050
Fidelity National Information Services, Inc.	5,573	308,020
†Fiserv, Inc.	15,519	1,753,026
†FleetCor Technologies, Inc.	1,179	301,046
Global Payments, Inc.	2,528	291,706
Mastercard, Inc. Class A	788	311,977
†PayPal Holdings, Inc.	5,194	303,641
Visa, Inc. Class A	11,831	2,721,248
		6,883,832
Food Products–1.53%
Archer-Daniels-Midland Co.	3,786	285,540
Campbell Soup Co.	7,205	295,982
Conagra Brands, Inc.	10,388	284,839
General Mills, Inc.	4,467	285,843
Hershey Co.	1,410	282,113
Hormel Foods Corp.	7,856	298,764
J M Smucker Co.	2,208	271,385
Kellogg Co.	5,071	301,775
Kraft Heinz Co.	42,569	1,432,021
McCormick & Co., Inc.	3,691	279,187
Mondelez International, Inc. Class A	4,339	301,127
Nestle SA	15,551	1,762,452
Tyson Foods, Inc. Class A	5,741	289,863
		6,370,891
Ground Transportation–1.05%
CSX Corp.	50,183	1,543,127
Norfolk Southern Corp.	1,454	286,336
Old Dominion Freight Line, Inc.	785	321,175
†Uber Technologies, Inc.	6,906	317,607
Union Pacific Corp.	9,398	1,913,715
		4,381,960
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–3.64%
Abbott Laboratories	3,024	$292,874
†Align Technology, Inc.	895	273,261
Baxter International, Inc.	34,648	1,307,616
Becton Dickinson & Co.	10,460	2,704,224
†Boston Scientific Corp.	6,163	325,406
†Dexcom, Inc.	2,957	275,888
†Edwards Lifesciences Corp.	4,095	283,702
GE HealthCare Technologies, Inc.	16,259	1,106,262
†IDEXX Laboratories, Inc.	648	283,351
†Intuitive Surgical, Inc.	1,081	315,965
Medtronic PLC	51,000	3,996,360
ResMed, Inc.	1,893	279,918
STERIS PLC	1,380	302,800
Stryker Corp.	5,928	1,619,945
Zimmer Biomet Holdings, Inc.	15,531	1,742,889
		15,110,461
Health Care Providers & Services–2.84%
Cardinal Health, Inc.	3,601	312,639
Cencora, Inc.	1,711	307,929
†Centene Corp.	29,624	2,040,501
Cigna Group	6,673	1,908,945
CVS Health Corp.	54,031	3,772,444
Elevance Health, Inc.	2,285	994,935
HCA Healthcare, Inc.	1,166	286,813
Humana, Inc.	629	306,021
Laboratory Corp. of America Holdings	1,438	289,110
McKesson Corp.	735	319,615
Quest Diagnostics, Inc.	2,349	286,249
UnitedHealth Group, Inc.	617	311,085
Universal Health Services, Inc. Class B	5,251	660,208
		11,796,494
Health Care REITs–0.15%
Ventas, Inc.	7,356	309,908
Welltower, Inc.	3,801	311,378
		621,286
Health Care Technology–0.08%
†Veeva Systems, Inc. Class A	1,652	336,099
		336,099
Hotels, Restaurants & Leisure–1.83%
†Airbnb, Inc. Class A	2,473	339,320
†Booking Holdings, Inc.	101	311,479
†Chipotle Mexican Grill, Inc.	167	305,916
†DoorDash, Inc. Class A	4,030	320,264
†Expedia Group, Inc.	2,925	301,480
Hilton Worldwide Holdings, Inc.	2,048	307,569
Las Vegas Sands Corp.	27,651	1,267,522
LVIP Invesco Select Equity Income Managed Volatility Fund–3

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. Class A	1,552	$305,061
McDonald's Corp.	8,195	2,158,891
Starbucks Corp.	18,287	1,669,054
Yum! Brands, Inc.	2,429	303,479
		7,590,035
Household Durables–0.22%
DR Horton, Inc.	2,673	287,267
Garmin Ltd.	3,040	319,808
Lennar Corp. Class A	2,678	300,552
		907,627
Household Products–0.35%
Church & Dwight Co., Inc.	3,316	303,845
Clorox Co.	2,039	267,231
Colgate-Palmolive Co.	4,207	299,160
Kimberly-Clark Corp.	2,406	290,765
Procter & Gamble Co.	2,023	295,075
		1,456,076
Industrial Conglomerates–0.58%
3M Co.	3,136	293,592
General Electric Co.	16,317	1,803,844
Honeywell International, Inc.	1,656	305,930
		2,403,366
Industrial REITs–0.07%
Prologis, Inc.	2,582	289,726
		289,726
Insurance–2.92%
Aflac, Inc.	4,125	316,594
Allstate Corp.	11,172	1,244,673
American International Group, Inc.	38,633	2,341,160
Aon PLC Class A	954	309,306
†Arch Capital Group Ltd.	4,110	327,608
Arthur J Gallagher & Co.	1,401	319,330
Chubb Ltd.	1,547	322,054
Hartford Financial Services Group, Inc.	26,837	1,903,012
†Markel Group, Inc.	206	303,333
Marsh & McLennan Cos., Inc.	1,637	311,521
MetLife, Inc.	4,959	311,971
Principal Financial Group, Inc.	4,101	295,559
Progressive Corp.	2,310	321,783
Prudential Financial, Inc.	3,332	316,173
Travelers Cos., Inc.	7,669	1,252,424
Willis Towers Watson PLC	9,192	1,920,760
		12,117,261
Interactive Media & Services–1.02%
†Alphabet, Inc. Class A	20,860	2,729,740
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Meta Platforms, Inc. Class A	5,083	$1,525,967
		4,255,707
IT Services–1.12%
Accenture PLC Class A	5,906	1,813,792
Cognizant Technology Solutions Corp. Class A	22,903	1,551,449
†EPAM Systems, Inc.	1,292	330,351
International Business Machines Corp.	2,186	306,696
†Snowflake, Inc. Class A	2,124	324,483
†VeriSign, Inc.	1,535	310,884
		4,637,655
Life Sciences Tools & Services–1.12%
Agilent Technologies, Inc.	2,630	294,087
Danaher Corp.	1,247	309,381
†Illumina, Inc.	1,876	257,537
†IQVIA Holdings, Inc.	1,442	283,714
†Mettler-Toledo International, Inc.	260	288,098
Thermo Fisher Scientific, Inc.	5,144	2,603,738
†Waters Corp.	1,143	313,422
West Pharmaceutical Services, Inc.	796	298,667
		4,648,644
Machinery–2.17%
Caterpillar, Inc.	5,103	1,393,119
Cummins, Inc.	1,342	306,593
Deere & Co.	790	298,130
Dover Corp.	2,196	306,364
Fortive Corp.	4,122	305,688
Illinois Tool Works, Inc.	1,330	306,312
Otis Worldwide Corp.	3,746	300,841
PACCAR, Inc.	3,650	310,323
Parker-Hannifin Corp.	11,970	4,662,555
Stanley Black & Decker, Inc.	9,875	825,353
		9,015,278
Media–1.58%
†Charter Communications, Inc. Class A	3,838	1,688,029
Comcast Corp. Class A	81,754	3,624,972
Fox Corp. Class A	9,376	292,531
Omnicom Group, Inc.	3,925	292,334
Sirius XM Holdings, Inc.	69,850	315,722
†Trade Desk, Inc. Class A	4,284	334,795
		6,548,383
Metals & Mining–0.46%
Barrick Gold Corp.	48,509	705,806
Freeport-McMoRan, Inc.	8,075	301,117
Newmont Corp.	8,097	299,184
LVIP Invesco Select Equity Income Managed Volatility Fund–4

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Nucor Corp.	1,863	$291,280
Southern Copper Corp.	4,060	305,677
		1,903,064
Multi-Utilities–1.32%
Ameren Corp.	3,835	286,973
CMS Energy Corp.	5,509	292,583
Consolidated Edison, Inc.	3,455	295,506
Dominion Energy, Inc.	37,394	1,670,390
DTE Energy Co.	2,970	294,862
Public Service Enterprise Group, Inc.	36,075	2,053,028
Sempra	4,364	296,883
WEC Energy Group, Inc.	3,647	293,766
		5,483,991
Office REITs–0.07%
Alexandria Real Estate Equities, Inc.	2,725	272,773
		272,773
Oil, Gas & Consumable Fuels–6.88%
Cheniere Energy, Inc.	1,883	312,503
Chevron Corp.	32,297	5,445,920
ConocoPhillips	57,152	6,846,810
Coterra Energy, Inc.	11,290	305,395
Devon Energy Corp.	6,274	299,270
Diamondback Energy, Inc.	2,086	323,080
Enbridge, Inc.	31,133	1,032,609
EOG Resources, Inc.	2,362	299,407
Exxon Mobil Corp.	26,416	3,105,993
Hess Corp.	2,016	308,448
Kinder Morgan, Inc.	17,994	298,341
Marathon Oil Corp.	63,675	1,703,306
Marathon Petroleum Corp.	2,139	323,716
Occidental Petroleum Corp.	4,817	312,527
ONEOK, Inc.	4,705	298,438
Phillips 66	12,175	1,462,826
Pioneer Natural Resources Co.	15,314	3,515,329
Shell PLC	31,350	996,798
Suncor Energy, Inc.	21,685	745,744
Valero Energy Corp.	2,316	328,200
Williams Cos., Inc.	9,020	303,884
		28,568,544
Passenger Airlines–0.13%
Delta Air Lines, Inc.	7,559	279,683
Southwest Airlines Co.	9,755	264,068
		543,751
Personal Care Products–0.31%
Estee Lauder Cos., Inc. Class A	2,002	289,389
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products (continued)
L'Oreal SA	2,360	$981,077
		1,270,466
Pharmaceuticals–4.43%
AstraZeneca PLC	14,565	1,972,909
Bristol-Myers Squibb Co.	32,748	1,900,694
Eli Lilly & Co.	566	304,016
GSK PLC	46,478	846,080
Johnson & Johnson	39,658	6,176,734
Merck & Co., Inc.	39,064	4,021,639
Pfizer, Inc.	31,980	1,060,777
Royalty Pharma PLC Class A	10,689	290,099
Sanofi	14,117	1,514,609
Zoetis, Inc.	1,727	300,463
		18,388,020
Professional Services–0.53%
Automatic Data Processing, Inc.	5,361	1,289,749
Equifax, Inc.	1,632	298,950
Paychex, Inc.	2,603	300,204
Verisk Analytics, Inc.	1,336	315,617
		2,204,520
Real Estate Management & Development–0.76%
†CBRE Group, Inc. Class A	38,509	2,844,275
†CoStar Group, Inc.	3,941	303,023
		3,147,298
Residential REITs–0.14%
AvalonBay Communities, Inc.	1,749	300,373
Equity Residential	4,912	288,384
		588,757
Retail REITs–0.14%
Realty Income Corp.	5,512	275,269
Simon Property Group, Inc.	2,713	293,086
		568,355
Semiconductors & Semiconductor Equipment–2.94%
†Advanced Micro Devices, Inc.	2,974	305,787
Analog Devices, Inc.	8,835	1,546,920
Applied Materials, Inc.	2,198	304,313
Broadcom, Inc.	1,130	938,555
†Enphase Energy, Inc.	2,406	289,081
Intel Corp.	48,043	1,707,929
KLA Corp.	656	300,881
Lam Research Corp.	3,945	2,472,608
Marvell Technology, Inc.	5,446	294,792
Microchip Technology, Inc.	3,949	308,219
Micron Technology, Inc.	17,552	1,194,062
NVIDIA Corp.	724	314,933
NXP Semiconductors NV	5,088	1,017,193
†ON Semiconductor Corp.	3,407	316,681
QUALCOMM, Inc.	2,806	311,634
LVIP Invesco Select Equity Income Managed Volatility Fund–5

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	2,936	$289,460
Texas Instruments, Inc.	1,884	299,575
		12,212,623
Software–3.22%
†Adobe, Inc.	617	314,608
†ANSYS, Inc.	1,057	314,510
†Autodesk, Inc.	1,547	320,090
†Cadence Design Systems, Inc.	1,402	328,489
†Crowdstrike Holdings, Inc. Class A	2,107	352,670
†Datadog, Inc. Class A	3,350	305,152
†Fortinet, Inc.	5,407	317,283
†HubSpot, Inc.	621	305,842
Intuit, Inc.	3,810	1,946,681
Microsoft Corp.	9,496	2,998,362
Oracle Corp.	14,470	1,532,662
†Palantir Technologies, Inc. Class A	21,428	342,848
†Palo Alto Networks, Inc.	1,474	345,565
Roper Technologies, Inc.	638	308,971
†Salesforce, Inc.	6,311	1,279,745
†ServiceNow, Inc.	579	323,638
†Splunk, Inc.	3,185	465,806
†Synopsys, Inc.	725	332,753
†VMware, Inc. Class A	1,997	332,461
†Workday, Inc. Class A	1,377	295,848
†Zoom Video Communications, Inc. Class A	4,663	326,130
		13,390,114
Specialized REITs–1.13%
American Tower Corp.	1,777	292,228
Crown Castle, Inc.	14,672	1,350,264
Digital Realty Trust, Inc.	2,548	308,359
Equinix, Inc.	418	303,577
Extra Space Storage, Inc.	2,472	300,546
Public Storage	1,147	302,257
SBA Communications Corp.	1,409	282,039
VICI Properties, Inc.	10,426	303,396
Weyerhaeuser Co.	40,704	1,247,985
		4,690,651
Specialty Retail–1.39%
†AutoZone, Inc.	126	320,039
Best Buy Co., Inc.	3,991	277,255
Home Depot, Inc.	958	289,469
Lowe's Cos., Inc.	8,000	1,662,720
†O'Reilly Automotive, Inc.	334	303,559
Ross Stores, Inc.	2,642	298,414
TJX Cos., Inc.	26,475	2,353,098
†Ulta Beauty, Inc.	692	276,419
		5,780,973
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–0.29%
Apple, Inc.	1,797	$307,665
Hewlett Packard Enterprise Co.	18,155	315,352
HP, Inc.	10,097	259,493
NetApp, Inc.	4,098	310,956
		1,193,466
Textiles, Apparel & Luxury Goods–0.14%
†Lululemon Athletica, Inc.	810	312,344
NIKE, Inc. Class B	2,992	286,095
		598,439
Tobacco–1.28%
Altria Group, Inc.	7,191	302,382
Philip Morris International, Inc.	54,207	5,018,484
		5,320,866
Trading Companies & Distributors–0.63%
Fastenal Co.	5,455	298,061
Ferguson PLC	12,345	2,030,382
WW Grainger, Inc.	439	303,718
		2,632,161
Water Utilities–0.07%
American Water Works Co., Inc.	2,257	279,484
		279,484
Wireless Telecommunication Services–0.45%
†T-Mobile U.S., Inc.	13,363	1,871,488
		1,871,488
Total Common Stock (Cost $274,214,071)		331,080,435
CONVERTIBLE PREFERRED STOCK–0.07%
†AMG Capital Trust II 5.15%, expiration date 10/15/37	6,068	297,332
Total Convertible Preferred Stock (Cost $294,815)		297,332

	Principal Amount°
AGENCY OBLIGATION–0.02%
Federal Home Loan Mortgage Corp. 6.75% 3/15/31	68,000	76,210
Total Agency Obligation (Cost $86,893)		76,210
CONVERTIBLE BONDS–3.25%
Airlines–0.08%
JetBlue Airways Corp. 0.50%, excercise price $0.50 4/1/26	248,000	191,729
LVIP Invesco Select Equity Income Managed Volatility Fund–6

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Airlines (continued)
Spirit Airlines, Inc. 1.00%, excercise price $1.00 5/15/26	174,000	$144,681
		336,410
Biotechnology–0.28%
Alnylam Pharmaceuticals, Inc. 1.00%, excercise price $1.00 9/15/27	509,000	469,552
Halozyme Therapeutics, Inc.
0.25%, exercise price $0.25 3/1/27	715,000	603,317
1.00%, exercise price $1.00 8/15/28	86,000	80,303
		1,153,172
Commercial Services–0.15%
Block, Inc. 0.13%, excercise price $0.13 3/1/25	653,000	605,984
		605,984
Computers–0.08%
Western Digital Corp. 1.50%, excercise price $1.50 2/1/24	359,000	352,897
		352,897
Electric–0.32%
FirstEnergy Corp. 4.00%, excercise price $4.00 5/1/26	713,000	686,263
PPL Capital Funding, Inc. 2.88%, excercise price $2.87 3/15/28	718,000	653,380
		1,339,643
Health Care Products–0.20%
Integra LifeSciences Holdings Corp. 0.50%, excercise price $0.50 8/15/25	615,000	560,880
Lantheus Holdings, Inc. 2.63%, excercise price $2.62 12/15/27	90,000	104,346
Tandem Diabetes Care, Inc. 1.50%, excercise price $1.50 5/1/25	186,000	175,930
		841,156
Internet–0.49%
^Airbnb, Inc. 0.00%, excercise price $0.01 3/15/26	749,000	659,120
Match Group Financeco 2, Inc. 0.88%, excercise price $0.87 6/15/26	250,000	218,596
Match Group Financeco 3, Inc. 2.00%, excercise price $2.00 1/15/30	277,000	241,148
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Internet (continued)
Shopify, Inc. 0.13%, excercise price $0.13 11/1/25	502,000	$447,533
Snap, Inc. 0.75%, excercise price $0.75 8/1/26	476,000	416,976
TripAdvisor, Inc. 0.25%, excercise price $0.25 4/1/26	49,000	41,405
		2,024,778
Media–0.45%
Cable One, Inc.
^0.00% 3/15/26	780,000	638,040
1.13%, exercise price $1.13 3/15/28	407,000	302,808
Liberty Broadband Corp. 3.13%, excercise price $3.12 3/31/53	476,000	495,754
Liberty Latin America Ltd. 2.00%, excercise price $2.00 7/15/24	396,000	372,240
Liberty Media Corp.-Liberty Formula One 2.25%, excercise price $2.25 8/15/27	46,000	44,758
		1,853,600
Miscellaneous Manufacturing–0.10%
John Bean Technologies Corp. 0.25%, excercise price $0.25 5/15/26	475,000	426,075
		426,075
Oil & Gas–0.09%
Northern Oil & Gas, Inc. 3.63%, excercise price $3.63 4/15/29	305,000	376,763
		376,763
Pharmaceuticals–0.25%
Jazz Investments I Ltd. 2.00%, excercise price $2.00 6/15/26	249,000	253,513
Neurocrine Biosciences, Inc. 2.25%, excercise price $2.25 5/15/24	251,000	372,359
Pacira BioSciences, Inc. 0.75%, excercise price $0.75 8/1/25	476,000	428,102
		1,053,974
Real Estate Investment Trusts–0.06%
Welltower OP LLC 2.75%, excercise price $2.75 5/15/28	249,000	254,113
		254,113
LVIP Invesco Select Equity Income Managed Volatility Fund–7

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Semiconductors–0.23%
Microchip Technology, Inc. 0.13%, excercise price $0.13 11/15/24	688,000	$722,400
Wolfspeed, Inc. 1.88%, excercise price $1.87 12/1/29	340,000	221,170
		943,570
Software–0.47%
^Dropbox, Inc. 0.00% 3/1/26	768,000	723,456
NextGen Healthcare, Inc. 3.75%, excercise price $3.75 11/15/27	129,000	144,080
Splunk, Inc. 1.13%, excercise price $1.12 6/15/27	1,146,000	1,081,251
		1,948,787
Total Convertible Bonds (Cost $14,359,302)		13,510,922
CORPORATE BONDS–4.92%
Advertising–0.02%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60% 4/15/26	80,000	75,987
		75,987
Aerospace & Defense–0.12%
Boeing Co. 5.81% 5/1/50	265,000	239,962
Lockheed Martin Corp.
3.55% 1/15/26	210,000	202,097
4.15% 6/15/53	54,000	42,588
RTX Corp. 4.45% 11/16/38	28,000	23,557
		508,204
Agriculture–0.07%
Altria Group, Inc. 5.80% 2/14/39	185,000	171,512
Philip Morris International, Inc.
3.60% 11/15/23	36,000	35,904
4.88% 11/15/43	108,000	89,975
		297,391
Airlines–0.02%
♦American Airlines Pass-Through Trust 3.70% 4/1/28	22,067	20,128
♦United Airlines Pass-Through Trust
3.50% 9/1/31	36,458	32,311
3.75% 3/3/28	26,560	24,838
4.15% 10/11/25	22,852	22,542
		99,819
Auto Manufacturers–0.07%
General Motors Co. 6.60% 4/1/36	186,000	180,755
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc. 5.25% 3/1/26	44,000	$42,985
Honda Motor Co. Ltd. 2.97% 3/10/32	83,000	69,867
		293,607
Banks–0.66%
Bank of America Corp.
μ2.57% 10/20/32	137,000	105,270
3.25% 10/21/27	275,000	251,140
Citigroup, Inc.
μ3.67% 7/24/28	49,000	44,948
4.75% 5/18/46	34,000	26,604
5.30% 5/6/44	22,000	18,794
6.68% 9/13/43	299,000	297,312
Goldman Sachs Group, Inc.
μ2.91% 7/21/42	50,000	32,292
4.25% 10/21/25	275,000	265,008
μHSBC Holdings PLC 2.63% 11/7/25	400,000	383,280
JPMorgan Chase & Co.
3.20% 6/15/26	36,000	33,846
μ3.51% 1/23/29	327,000	296,608
μ3.90% 1/23/49	102,000	73,982
μ4.26% 2/22/48	46,000	35,787
Morgan Stanley 4.00% 7/23/25	61,000	58,969
PNC Financial Services Group, Inc. 3.45% 4/23/29	291,000	255,361
U.S. Bancorp 3.10% 4/27/26	208,000	193,286
Wells Fargo & Co.
3.55% 9/29/25	59,000	56,394
4.10% 6/3/26	40,000	37,993
4.65% 11/4/44	333,000	258,929
		2,725,803
Beverages–0.07%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70% 2/1/36	91,000	83,405
4.90% 2/1/46	101,000	88,026
Heineken NV 3.50% 1/29/28	90,000	83,814
Molson Coors Beverage Co. 4.20% 7/15/46	34,000	25,570
		280,815
Biotechnology–0.03%
Amgen, Inc. 5.25% 3/2/25	115,000	114,139
		114,139
Chemicals–0.00%
Sherwin-Williams Co. 4.50% 6/1/47	14,000	11,195
		11,195
LVIP Invesco Select Equity Income Managed Volatility Fund–8

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers–0.05%
Apple, Inc. 3.35% 2/9/27	30,000	$28,369
Dell International LLC/EMC Corp. 6.02% 6/15/26	175,000	175,682
		204,051
Cosmetics & Personal Care–0.02%
Kenvue, Inc. 5.05% 3/22/53	96,000	87,199
		87,199
Diversified Financial Services–0.80%
Air Lease Corp. 4.25% 9/15/24	38,000	37,324
American Express Co.
3.38% 5/3/24	360,000	354,449
3.63% 12/5/24	30,000	29,197
Aviation Capital Group LLC 4.88% 10/1/25	66,000	63,415
BlackRock, Inc. 4.75% 5/25/33	210,000	197,077
GS Finance Corp.
=^0.00% 7/19/29	890,000	835,087
=^0.00% 7/30/29	896,000	832,563
=0.50% 4/11/28	890,000	896,764
Nasdaq, Inc. 5.95% 8/15/53	26,000	24,286
Synchrony Financial 3.95% 12/1/27	54,000	47,465
		3,317,627
Electric–0.20%
Constellation Energy Generation LLC 6.50% 10/1/53	43,000	43,100
Electricite de France SA 4.88% 1/22/44	84,000	66,728
Georgia Power Co. 3.70% 1/30/50	51,000	35,740
National Rural Utilities Cooperative Finance Corp. 2.75% 4/15/32	151,000	120,143
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	50,000	46,560
5.75% 9/1/25	230,000	229,354
Oglethorpe Power Corp. 4.55% 6/1/44	52,000	38,242
PPL Electric Utilities Corp. 6.25% 5/15/39	4,000	4,064
Sempra 3.80% 2/1/38	54,000	41,962
Xcel Energy, Inc.
0.50% 10/15/23	94,000	93,827
3.50% 12/1/49	143,000	93,294
		813,014
Electronics–0.07%
Avnet, Inc. 4.63% 4/15/26	64,000	61,530
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Honeywell International, Inc. 4.50% 1/15/34	229,000	$212,639
		274,169
Entertainment–0.11%
Warnermedia Holdings, Inc.
3.79% 3/15/25	248,000	239,483
5.05% 3/15/42	122,000	94,354
5.14% 3/15/52	152,000	112,942
		446,779
Food–0.01%
Ingredion, Inc. 6.63% 4/15/37	23,000	23,030
		23,030
Forest Products & Paper–0.01%
International Paper Co. 6.00% 11/15/41	22,000	21,133
		21,133
Gas–0.01%
NiSource, Inc. 4.38% 5/15/47	54,000	41,378
		41,378
Health Care Products–0.07%
Medtronic, Inc. 4.38% 3/15/35	23,000	20,833
Thermo Fisher Scientific, Inc. 1.22% 10/18/24	295,000	281,247
		302,080
Health Care Services–0.03%
Laboratory Corp. of America Holdings 4.70% 2/1/45	23,000	18,746
UnitedHealth Group, Inc. 3.50% 8/15/39	135,000	103,949
		122,695
Insurance–0.43%
Allstate Corp. 3.28% 12/15/26	28,000	26,172
American Equity Investment Life Holding Co. 5.00% 6/15/27	244,000	229,189
Athene Global Funding 2.75% 6/25/24	250,000	243,295
Brighthouse Financial, Inc. 3.85% 12/22/51	292,000	171,775
Guardian Life Global Funding 2.90% 5/6/24	291,000	285,727
Jackson National Life Global Funding 3.25% 1/30/24	42,000	41,568
Liberty Mutual Group, Inc. 3.95% 5/15/60	88,000	55,201
Markel Group, Inc.
5.00% 3/30/43	34,000	26,907
5.00% 5/20/49	273,000	225,502
LVIP Invesco Select Equity Income Managed Volatility Fund–9

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Nationwide Financial Services, Inc. 5.30% 11/18/44	40,000	$32,498
Pacific Life Global Funding II 5.50% 8/28/26	191,000	189,991
PartnerRe Finance B LLC 3.70% 7/2/29	210,000	186,000
Prudential Financial, Inc. 3.91% 12/7/47	14,000	10,147
Travelers Cos., Inc. 4.60% 8/1/43	60,000	51,285
Willis North America, Inc. 3.60% 5/15/24	22,000	21,650
		1,796,907
Internet–0.12%
Amazon.com, Inc. 2.88% 5/12/41	444,000	313,726
Meta Platforms, Inc. 5.60% 5/15/53	214,000	202,542
		516,268
Machinery Diversified–0.01%
Rockwell Automation, Inc. 1.75% 8/15/31	50,000	38,460
		38,460
Media–0.19%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/25	80,000	78,172
Comcast Corp.
2.89% 11/1/51	34,000	20,038
2.94% 11/1/56	24,000	13,640
3.15% 3/1/26	159,000	150,977
3.90% 3/1/38	74,000	60,437
4.15% 10/15/28	315,000	298,385
Cox Communications, Inc. 2.95% 10/1/50	58,000	32,001
Discovery Communications LLC 4.90% 3/11/26	53,000	51,729
Paramount Global 4.00% 1/15/26	53,000	50,181
TWDC Enterprises 18 Corp. 3.00% 2/13/26	53,000	50,118
		805,678
Mining–0.00%
Rio Tinto Finance USA Ltd. 7.13% 7/15/28	18,000	19,314
		19,314
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–0.17%
BP Capital Markets America, Inc. 2.94% 6/4/51	208,000	$126,996
Chevron Corp. 2.95% 5/16/26	135,000	127,667
ConocoPhillips Co. 4.15% 11/15/34	20,000	17,368
Exxon Mobil Corp.
2.71% 3/6/25	78,000	75,125
3.04% 3/1/26	156,000	147,934
Shell International Finance BV 3.25% 5/11/25	156,000	150,703
Valero Energy Corp. 4.00% 6/1/52	77,000	52,963
		698,756
Pharmaceuticals–0.22%
AbbVie, Inc.
4.05% 11/21/39	223,000	182,441
4.50% 5/14/35	64,000	57,826
4.85% 6/15/44	86,000	74,625
Becton Dickinson & Co. 4.88% 5/15/44	35,000	27,975
Bristol-Myers Squibb Co. 4.13% 6/15/39	108,000	90,066
Cigna Group 4.80% 8/15/38	328,000	288,926
CVS Health Corp. 3.38% 8/12/24	34,000	33,252
♦CVS Pass-Through Trust 6.04% 12/10/28	130,998	129,613
GlaxoSmithKline Capital, Inc. 6.38% 5/15/38	6,000	6,512
Mead Johnson Nutrition Co. 4.13% 11/15/25	4,000	3,875
Zoetis, Inc. 4.70% 2/1/43	32,000	27,582
		922,693
Pipelines–0.16%
Cameron LNG LLC 3.70% 1/15/39	90,000	69,200
Enbridge, Inc. 5.97% 3/8/26	61,000	60,699
Energy Transfer LP
4.90% 3/15/35	32,000	28,143
5.00% 5/15/50	106,000	83,151
5.30% 4/1/44	58,000	47,203
Enterprise Products Operating LLC
4.25% 2/15/48	68,000	53,235
6.45% 9/1/40	2,000	2,038
Kinder Morgan, Inc.
4.30% 6/1/25	125,000	121,799
5.30% 12/1/34	38,000	34,811
MPLX LP 4.50% 4/15/38	78,000	63,210
Spectra Energy Partners LP 4.50% 3/15/45	48,000	36,455
Texas Eastern Transmission LP 7.00% 7/15/32	16,000	17,124
LVIP Invesco Select Equity Income Managed Volatility Fund–10

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Williams Cos., Inc. 5.40% 3/2/26	69,000	$68,464
		685,532
Private Equity–0.11%
Apollo Management Holdings LP 4.00% 5/30/24	270,000	266,010
Brookfield Corp. 4.00% 1/15/25	40,000	38,895
KKR Group Finance Co. III LLC 5.13% 6/1/44	28,000	23,179
KKR Group Finance Co. XII LLC 4.85% 5/17/32	161,000	146,217
		474,301
Real Estate Investment Trusts–0.26%
American Tower Corp. 1.60% 4/15/26	137,000	123,007
Crown Castle, Inc.
2.50% 7/15/31	224,000	174,693
4.75% 5/15/47	4,000	3,108
CubeSmart LP 2.50% 2/15/32	166,000	126,285
EPR Properties 4.75% 12/15/26	154,000	140,781
Extra Space Storage LP
3.50% 7/1/26	40,000	37,425
5.70% 4/1/28	53,000	52,376
Kimco Realty OP LLC 3.20% 4/1/32	185,000	148,905
Regency Centers LP
2.95% 9/15/29	240,000	204,263
4.65% 3/15/49	69,000	52,681
		1,063,524
Retail–0.15%
Dollar General Corp. 4.25% 9/20/24	260,000	255,526
Lowe's Cos., Inc. 4.25% 4/1/52	72,000	53,113
Starbucks Corp. 3.55% 8/15/29	300,000	271,385
Walgreens Boots Alliance, Inc. 4.50% 11/18/34	40,000	33,260
		613,284
Semiconductors–0.10%
Broadcom, Inc. 3.47% 4/15/34	60,000	47,125
Marvell Technology, Inc. 2.45% 4/15/28	192,000	165,851
Micron Technology, Inc.
3.37% 11/1/41	28,000	18,445
4.66% 2/15/30	100,000	91,002
NXP BV/NXP Funding LLC 5.35% 3/1/26	64,000	63,048
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Texas Instruments, Inc. 2.63% 5/15/24	20,000	$19,625
		405,096
Software–0.19%
Fiserv, Inc. 3.80% 10/1/23	138,000	138,000
Microsoft Corp. 3.50% 2/12/35	36,000	31,423
Oracle Corp. 3.60% 4/1/40	175,000	126,445
Salesforce, Inc. 2.70% 7/15/41	217,000	146,950
Take-Two Interactive Software, Inc. 3.70% 4/14/27	51,000	47,757
VMware, Inc. 1.00% 8/15/24	239,000	228,935
Workday, Inc. 3.50% 4/1/27	76,000	70,911
		790,421
Telecommunications–0.22%
AT&T, Inc.
3.50% 9/15/53	220,000	135,927
3.55% 9/15/55	14,000	8,570
3.80% 12/1/57	161,000	101,998
4.30% 2/15/30	30,000	27,318
Rogers Communications, Inc.
4.30% 2/15/48	136,000	95,149
4.50% 3/15/43	52,000	39,145
T-Mobile USA, Inc.
2.70% 3/15/32	170,000	132,980
3.40% 10/15/52	118,000	73,708
6.00% 6/15/54	46,000	43,848
Verizon Communications, Inc.
3.38% 2/15/25	186,000	179,967
3.40% 3/22/41	92,000	65,223
		903,833
Transportation–0.15%
Canadian Pacific Railway Co. 3.00% 12/2/41	63,000	49,032
FedEx Corp. 4.90% 1/15/34	38,000	35,455
Norfolk Southern Corp.
3.40% 11/1/49	103,000	67,988
3.85% 1/15/24	215,000	213,697
5.35% 8/1/54	73,000	66,689
Union Pacific Corp.
3.20% 5/20/41	161,000	115,931
3.65% 2/15/24	9,000	8,925
3.84% 3/20/60	51,000	35,743
4.15% 1/15/45	39,000	29,730
United Parcel Service, Inc. 3.40% 11/15/46	22,000	15,364
		638,554
Total Corporate Bonds (Cost $23,492,302)		20,432,736
U.S. TREASURY OBLIGATIONS–4.02%
U.S. Treasury Bonds
4.50% 2/15/36	1,088,200	1,085,097
LVIP Invesco Select Equity Income Managed Volatility Fund–11

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
4.50% 8/15/39	3,600	$3,487
4.38% 5/15/40	7,200	6,830
3.63% 5/15/53	762,900	631,657
4.38% 8/15/43	853,300	796,102
U.S. Treasury Notes
3.88% 8/15/33	710,500	671,312
5.00% 8/31/25	8,261,700	8,244,918
4.13% 8/31/30	2,440,200	2,368,519
4.38% 8/31/28	215,200	213,065
4.63% 9/15/26	2,715,500	2,702,135
Total U.S. Treasury Obligations (Cost $17,142,315)		16,723,122

	Number of Shares
MONEY MARKET FUND–7.41%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	30,771,195	30,771,195
Total Money Market Fund (Cost $30,771,195)		30,771,195

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–0.00%
U.S. TREASURY OBLIGATION–0.00%
≠U.S. Treasury Bills 5.12% 4/18/24	19,000	$18,448
		18,448
Total Short-Term Investment (Cost $18,491)		18,448

TOTAL INVESTMENTS–99.39% (Cost $360,379,384)	412,910,400
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.61%	2,517,766
NET ASSETS APPLICABLE TO 35,411,689 SHARES OUTSTANDING–100.00%	$415,428,166

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^Zero coupon security. The rate shown is the yield at the time of purchase.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
≠The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2023:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CAD	(316,630)	USD	235,178	10/27/23	$1,972	$—
SSB	CAD	(454,922)	USD	337,316	10/27/23	2,254	—
SSB	EUR	(1,104,901)	USD	1,171,027	10/27/23	1,532	—
SSB	EUR	28,338	USD	(29,959)	10/27/23	36	—
SSB	GBP	(1,908,647)	USD	2,330,233	10/27/23	1,094	—
SSB	GBP	69,425	USD	(84,411)	10/27/23	309	—
Total Foreign Currency Exchange Contracts						$7,197	$—
LVIP Invesco Select Equity Income Managed Volatility Fund–12

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
3	British Pound	$228,938	$234,343	12/18/23	$—	$(5,405)
3	Euro	397,969	405,008	12/18/23	—	(7,039)
3	Japanese Yen	254,156	258,267	12/18/23	—	(4,111)
					—	(16,555)
Interest Rate Contract:
(5)	U.S. Treasury 10 yr Ultra Notes	(557,813)	(571,669)	12/19/23	13,856	—
Equity Contracts:
5	E-mini MSCI Emerging Markets Index	238,875	247,274	12/15/23	—	(8,399)
3	E-mini Russell 2000 Index	269,790	273,026	12/15/23	—	(3,236)
51	E-mini S&P 500 Index	11,030,025	11,489,044	12/15/23	—	(459,019)
25	E-mini S&P MidCap 400 Index	6,301,000	6,575,258	12/15/23	—	(274,258)
8	Euro STOXX 50 Index	355,574	360,236	12/15/23	—	(4,662)
2	FTSE 100 Index	187,188	184,055	12/15/23	3,133	—
1	Nikkei 225 Index (OSE)	213,196	219,021	12/7/23	—	(5,825)
					3,133	(755,399)
Total Futures Contracts					$16,989	$(771,954)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
BNYM–BNY Mellon
CAD–Canadian Dollar
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
SSB–State Street Bank
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP Invesco Select Equity Income Managed Volatility Fund–13

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco Select Equity Income Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP Invesco Select Equity Income Managed Volatility Fund–14

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$331,080,435	$—	$—	$331,080,435
Convertible Preferred Stock	297,332	—	—	297,332
Agency Obligation	—	76,210	—	76,210
Convertible Bonds	—	13,510,922	—	13,510,922
Corporate Bonds
Advertising	—	75,987	—	75,987
Aerospace & Defense	—	508,204	—	508,204
Agriculture	—	297,391	—	297,391
Airlines	—	99,819	—	99,819
Auto Manufacturers	—	293,607	—	293,607
Banks	—	2,725,803	—	2,725,803
Beverages	—	280,815	—	280,815
Biotechnology	—	114,139	—	114,139
Chemicals	—	11,195	—	11,195
Computers	—	204,051	—	204,051
Cosmetics & Personal Care	—	87,199	—	87,199
Diversified Financial Services	—	753,213	2,564,414	3,317,627
Electric	—	813,014	—	813,014
Electronics	—	274,169	—	274,169
Entertainment	—	446,779	—	446,779
Food	—	23,030	—	23,030
Forest Products & Paper	—	21,133	—	21,133
Gas	—	41,378	—	41,378
Health Care Products	—	302,080	—	302,080
Health Care Services	—	122,695	—	122,695
Insurance	—	1,796,907	—	1,796,907
Internet	—	516,268	—	516,268
Machinery Diversified	—	38,460	—	38,460
Media	—	805,678	—	805,678
Mining	—	19,314	—	19,314
Oil & Gas	—	698,756	—	698,756
Pharmaceuticals	—	922,693	—	922,693
Pipelines	—	685,532	—	685,532
Private Equity	—	474,301	—	474,301
Real Estate Investment Trusts	—	1,063,524	—	1,063,524
Retail	—	613,284	—	613,284
Semiconductors	—	405,096	—	405,096
Software	—	790,421	—	790,421
Telecommunications	—	903,833	—	903,833
Transportation	—	638,554	—	638,554
U.S. Treasury Obligations	—	16,723,122	—	16,723,122
Money Market Fund	30,771,195	—	—	30,771,195
U.S. Treasury Obligation	—	18,448	—	18,448
Total Investments	$362,148,962	$48,197,024	$2,564,414	$412,910,400
LVIP Invesco Select Equity Income Managed Volatility Fund–15

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$7,197	$—	$7,197
Futures Contracts	$16,989	$—	$—	$16,989
Liabilities:
Futures Contracts	$(771,954)	$—	$—	$(771,954)
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
LVIP Invesco Select Equity Income Managed Volatility Fund–16